STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 338	$ 747	$ 6,779
Adjustments to reconcile net loss to net cash used in operating activities (Appendix)	(323)	226	(8,542)
Net cash provided by (used in) continuing operating activities	15	973	(1,763)
Cash flows from investing activities:
Cash from sale of WLAN operation			7,700
Sale (purchase) of property and equipment	42	(9)
Net cash provided by (used in) investing activities	42	(9)	7,700
Cash flows from financing activities:
Proceeds from issuance of shares and exercise of options, net			162
Proceeds from issuance of warrants to issue shares			35
Repayment of loan			(4,050)
Net cash used in financing activities			(3,853)
Increase in cash and cash equivalents	57	964	2,084
Cash and cash equivalents at beginning of year	5,321	4,357	2,273
Cash and cash equivalents at end of year	5,378	5,321	4,357
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3	21	48
Capital loss from sale of fixed assets	17
Increase in warrants to issue shares			83
Write off of short term loan			(50)
Increase (decrease) in accrued severance pay, net	(290)	15	(1,523)
Employee stock-based compensation			(52)
Capital gain from selling of operation			(6,907)
Decrease (increase) in assets:
Trade accounts receivable	39	53	6
Other receivables and prepaid expenses	(16)	328	(374)
Inventories	140	(40)	414
Increase (decrease) in liabilities:
Trade accounts payable	(29)	(72)	138
Other payables and accrued expenses	(187)	(79)	(325)
Adjustments to reconcile net loss to net cash used in operating activities	$ (323)	$ 226	$ (8,542)